Retirement and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Retirement and Other Postretirement Benefits	Retirement and Other Postretirement Benefits
Howmet maintains pension plans covering U.S. employees and certain employees in foreign locations. Defined pension benefits generally depend on length of service and job grade. The majority of benefits are paid through pension trusts that are sufficiently funded to ensure that all plans can pay benefits to retirees as they become due. Most salaried and non-bargaining hourly U.S. employees hired after March 1, 2006 participate in a defined contribution plan instead of a defined benefit plan.
Howmet also maintains health care and life insurance postretirement benefit plans covering eligible U.S. retired employees. The medical plans are unfunded and generally pay a percentage of medical expenses, reduced by deductibles and other coverage. Life benefits are generally provided by insurance contracts. Howmet retains the right, subject to existing agreements, to change or eliminate these benefits. Effective May 1, 2019, salaried and non-bargaining hourly U.S. employees and retirees are not eligible for postretirement life insurance benefits. Effective July 1, 2024, salaried and non-bargaining hourly U.S. employees are not eligible for any postretirement medical benefits.
In December 2025, the Company undertook actions to reduce gross pension obligations by $128 by purchasing group annuity contracts with a third-party carrier to pay and administer future annuity payments for its U.K. pension plan, effectively starting the process for terminating the plan. These actions resulted in settlement and curtailment charges of $87 and $1, respectively, and were recorded in Restructuring and other charges in the fourth quarter ended December 31, 2025 in the Statement of Consolidated Operations. It is anticipated that the termination of the plan, including return of remaining plan assets to Howmet, will be finalized in 2026.
In 2023, the Company applied settlement accounting to its Canadian pension plan due to lump sum payments to participants, which resulted in settlement charges of $2 that was recorded in Restructuring and other charges in the Statement of Consolidated Operations. The termination of this plan was completed in the fourth quarter ended December 31, 2025, resulting in an additional settlement charge of $1 and return of remaining plan assets to Howmet.
In June 2023, the Company undertook additional actions to reduce U.S. gross pension obligations by $19 by purchasing group annuity contracts with a third-party carrier to pay and administer future annuity payments. These actions resulted in settlement charges of $3 and were recorded in Restructuring and other charges in the Statement of Consolidated Operations. The funded status of the plans have not been significantly impacted.
Obligations and Funded Status

	Pension benefits		Other postretirement benefits
December 31,	2025	2024	2025	2024
Change in benefit obligation
Benefit obligation at beginning of year	$1,496	$1,592	$60	$103
Service cost	2	3	—	1
Interest cost	75	75	4	5
Amendments	—	—	—	(2)
Actuarial losses (gains)(1)	34	(58)	(12)	(36)
Settlements	(130)	—	—	—
Benefits paid	(114)	(112)	(10)	(11)
Foreign currency translation impact	8	(4)	—	—
Benefit obligation at end of year(2)	$1,371	$1,496	$42	$60
Change in plan assets(2)
Fair value of plan assets at beginning of year	$886	$925	$—	$—
Actual return (loss) on plan assets	104	(8)	—	—
Employer contributions	70	79	—	—
Benefits paid	(99)	(95)	—	—
Administrative expenses	(12)	(12)	—	—
Settlement payments	(131)	—	—	—
Foreign currency translation impact	7	(3)	—	—
Fair value of plan assets at end of year(2)	$825	$886	$—	$—
Funded status	$(546)	$(610)	$(42)	$(60)
Amounts recognized in the Consolidated Balance Sheet consist of:
Noncurrent assets	$15	$31	$—	$—
Current liabilities	(16)	(16)	(4)	(6)
Noncurrent liabilities	(545)	(625)	(38)	(54)
Net amount recognized	$(546)	$(610)	$(42)	$(60)
Amounts recognized in Accumulated Other Comprehensive Loss consist of:
Net actuarial loss (gain)	$848	$956	$(63)	$(59)
Prior service cost (benefit)	—	2	(23)	(33)
Net amount recognized, before tax effect	$848	$958	$(86)	$(92)
Other changes in plan assets and benefit obligations recognized in Other Comprehensive Loss consist of:
Net actuarial cost (benefit)	$12	$28	$(12)	$(36)
Amortization of accumulated net actuarial (loss) benefit	(120)	(32)	8	3
Prior service benefit	(2)	—	—	(2)
Amortization of prior service benefit	—	—	10	10
Net amount recognized, before tax effect	$(110)	$(4)	$6	$(25)
(1)As of December 31, 2025, the actuarial losses impacting the benefit obligation were primarily due to changes in the discount rate. At December 31, 2024, the actuarial gains impacting the benefit obligation were primarily due to changes in the discount rate, partially offset by asset returns being lower than expected.
(2)As of December 31, 2025, the benefit obligation, fair value of plan assets, and funded status for U.S. pension plans were $1,346, $809, and $(537), respectively. As of December 31, 2024, the benefit obligation, fair value of plan assets, and funded status for U.S. pension plans were $1,356, $739, and $(617), respectively.
Pension Plan Benefit Obligations

	Pension benefits
	2025	2024
The projected benefit obligation and accumulated benefit obligation for all defined benefit pension plans were as follows:
Projected benefit obligation	$1,371	$1,496
Accumulated benefit obligation	1,369	1,495
The aggregate projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were as follows:
Projected benefit obligation	1,370	1,380
Fair value of plan assets	809	739
The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:
Accumulated benefit obligation	1,368	1,379
Fair value of plan assets	809	739
Components of Net Periodic Benefit Cost

	Pension benefits(1)			Other postretirement benefits
For the year ended December 31,	2025	2024	2023	2025	2024	2023
Service cost	$2	$3	$3	$—	$1	$1
Interest cost	75	75	80	4	5	7
Expected return on plan assets	(66)	(70)	(74)	—	—	—
Recognized net actuarial loss (gain)	31	32	28	(8)	(3)	(3)
Amortization of prior service benefit	—	—	—	(9)	(10)	(9)
Settlements(2)	88	—	5	—	—	—
Curtailment(3)	1	—	—	—	—	—
Net periodic benefit cost(4)	$131	$40	$42	$(13)	$(7)	$(4)
(1)In 2025, 2024, and 2023, net periodic benefit cost for U.S. pension plans was $42, $40, and $40, respectively.
(2)In 2025, settlements were related to U.K. and Canadian actions including an annuity buyout and lump sum benefit payments. In 2023, settlements were related to U.S. and Canadian actions including an annuity buyout and lump sum benefit payments.
(3)In 2025, curtailment was due to plan termination.
(4)Service cost was included within Cost of goods sold and Selling, general administrative, and other expenses; settlements and curtailment were included in Restructuring and other charges; all other cost components were recorded in Other expense, net in the Statement of Consolidated Operations.
Assumptions
Liabilities and expenses for pension benefits are determined using actuarial methodologies and incorporate significant assumptions, including the discount rate, the expected long-term rate of return on plan assets (“EROA”), and several assumptions relating to the employee workforce (rates of retirement, termination, and mortality by age). Liabilities and expenses for other postretirement benefits are determined using similar actuarial methodologies and assumptions, including discount rate and several assumptions relating to the employee workforce (rates of retirement, mortality by age, and health care cost trend rates).
Weighted average assumptions used to determine benefit obligations for pension and other postretirement benefit plans were as follows:

December 31,	2025	2024
Discount rate	5.30%	5.60%
Cash balance plan interest crediting rate	3.00%	3.00%
The U.S. discount rate is determined using a Company-specific yield curve model (above-median) developed with the assistance of an external actuary, while both the U.K. and Canada utilize models developed internally by their respective actuary. The cash flows of the plans’ projected benefit obligations are discounted using a single equivalent rate derived from yields on high quality corporate bonds, which represent a broad diversification of issuers in various sectors, including finance and banking, industrials, transportation, and utilities, among others. The yield curve models parallel the plans’ projected cash flows, which have a global average duration of 9 years. The underlying cash flows of the bonds included in the models exceed the cash flows needed to satisfy the Company’s plans’ obligations multiple times.
Benefit accruals for future compensation under the Company’s major salaried and non-bargained hourly defined benefit pension plans have ceased. The rate of compensation increase no longer impacts the determination of the benefit obligation.
Weighted average assumptions used to determine net periodic benefit cost for pension and other postretirement benefit plans were as follows:

	2025	2024	2023
Discount rate to calculate service cost(1)	5.60%	5.10%	5.50%
Discount rate to calculate interest cost(1)	5.30%	4.90%	5.30%
Expected long-term rate of return on plan assets	7.00%	6.70%	6.70%
Cash balance plan interest crediting rate	3.00%	3.00%	3.00%
(1)In all periods presented, the respective global discount rates were used to determine net periodic benefit cost for most pension plans for the full annual period. The discount rates for certain plans were updated during 2025, 2024, and 2023 to reflect the remeasurement of these plans due to amendments, settlements, and/or curtailments. The weighted-average rates reflecting these remeasurements does not significantly differ from the rates presented.
The EROA is generally applied to a five-year market-related value of plan assets. The process used by management to develop this assumption is one that relies on a combination of historical asset return information and forward-looking returns by asset class. As it relates to historical asset return information, management focuses on various historical moving averages when developing this assumption. While consideration is given to recent performance and historical returns, the assumption represents a long-term, prospective return. Management also incorporates expected future returns on current and planned asset allocations using information from various external investment managers and consultants, as well as management’s own judgment.
For 2026, management anticipates that approximately 7% will continue to be the expected long-term rate of return for global plan assets. EROA assumptions are developed by country. Annual changes in the weighted average EROA are impacted by the relative size of the assets by country.
Mortality rate assumptions are based on mortality tables and future improvement scales published by third parties, such as the Society of Actuaries, and consider other available information including historical data as well as studies and publications from reputable sources.
For 2025, 2024, and 2023, the U.S. expected long-term rate of return used by management was based on the prevailing and planned strategic asset allocations, as well as estimates of future returns by asset class. These rates were within the respective range of the 20-year moving average of actual performance and the expected future returns developed by asset class.
Assumed health care cost trend rates for U.S. other postretirement benefit plans were as follows:

	2025	2024	2023
Health care cost trend rate assumed for next year	5.50%	5.50%	5.50%
Rate to which the cost trend rate gradually declines	4.50%	4.50%	4.50%
Year that the rate reaches the rate at which it is assumed to remain	2028	2027	2026
The assumed health care cost trend rate is used to measure the expected cost of gross eligible charges covered by Howmet’s other postretirement benefit plans. For 2026, a 5.50% trend rate will be used, reflecting management’s best estimate of the change in future health care costs covered by the plans. The plans’ actual annual health care cost trend experience over the past three years has ranged from (0.40)% to 12.40%. Management’s best estimate considering actual and expected annual health care costs is to maintain the 5.50% trend rate as indicative of expected increases for future health care costs over the long-term.
Plan Assets
Howmet’s pension plans’ investment policy as of December 31, 2025 by asset class, were as follows:

Asset class	Policy range(1)
Equities	20–55%
Fixed income	25–55%
Other investments	15–35%
(1)Policy range is for U.S. plan assets only, as both the U.K. and Canadian asset investment allocations are controlled by a third-party trustee with input from Howmet.
The principal objectives underlying the investment of the pension plans’ assets are to ensure that Howmet can properly fund benefit obligations as they become due under a broad range of potential economic and financial scenarios, maximize the long-term investment return with an acceptable level of risk based on such obligations, and broadly diversify investments across and within various asset classes to protect asset values against adverse movements. Specific objectives for long-term investment strategy include reducing the volatility of pension assets relative to pension liabilities and attaining and maintaining a sufficiently funded status. The use of derivative instruments is permitted where appropriate and necessary for achieving overall investment policy objectives. The investment strategy uses long duration bonds and derivative instruments to offset a portion of the interest rate sensitivity of U.S. pension liabilities. Exposure to broad equity risk is decreased and diversified through investments in hedge funds, private equity, private credit, private real estate, high-yield bonds, global and emerging market debt, and global and emerging market equities. Investments are further diversified by strategy, asset class, geography, and sector to enhance returns and mitigate downside risk. A large number of external investment managers are used to gain broad exposure to the financial markets and to mitigate manager-concentration risk.
Investment practices comply with the requirements of the Employee Retirement Income Security Act (“ERISA”) and other applicable laws and regulations.
The following section describes the valuation methodologies used to measure the fair value of pension plan assets, including an indication of the level in the fair value hierarchy in which each type of asset is generally classified (See Note R for the definition of fair value and a description of the fair value hierarchy).
Equities. These securities consist of: (i) direct investments in the stock of publicly traded U.S. and non-U.S. companies that are valued based on the closing price reported in an active market on which the individual securities are traded (generally classified in Level 1); (ii) the plans’ share of commingled funds that are invested in the stock of publicly traded companies and are valued at the net asset value of shares held at December 31 (included in Level 1 and Level 2); and (iii) direct investments in long/short equity hedge funds and private equity (limited partnerships and venture capital partnerships) that are valued at net asset value.
Fixed income. These securities consist of: (i) U.S. government debt that are generally valued using quoted prices (included in Level 1); (ii) cash and cash equivalents invested in publicly-traded funds and are valued based on the closing price reported in an active market on which the individual securities are traded (generally classified in Level 1); (iii) publicly traded U.S. and non-U.S. fixed interest obligations (principally corporate bonds and debentures) and are valued through consultation and evaluation with brokers in the institutional market using quoted prices and other observable market data (included in Level 2); (iv) fixed income derivatives that are generally valued using industry standard models with market-based observable inputs (included in Level 2); and (v) cash and cash equivalents invested in institutional funds and are valued at net asset value.
Other investments. These investments include, among others: (i) real estate investment trusts that are valued based on the quoted prices and other observable market data (included in Level 2) and (ii) direct investments of discretionary and systematic macro hedge funds and private real estate (includes limited partnerships) that are valued at net asset value.
The fair value methods described above may not be indicative of net realizable value or reflective of future fair values. Additionally, while Howmet believes the valuation methods used by the plans’ trustees are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table presents the fair value of pension plan assets classified under the appropriate level of the fair value hierarchy or net asset value:

December 31, 2025	Level 1	Level 2	Net Asset Value	Total
Equities:
Equity securities	$2	$224	$207	$433
Long/short equity hedge funds	—	—	17	17
Private equity	—	—	101	101
	$2	$224	$325	$551
Fixed income:
Intermediate and long duration government/credit	$127	$2	$—	$129
Other	1	78	—	79
	$128	$80	$—	$208
Other investments:
Real estate	$—	$—	$32	$32
Discretionary and systematic macro hedge funds	—	—	30	30
	$—	$—	$62	$62
Net plan assets(1)	$130	$304	$387	$821

December 31, 2024	Level 1	Level 2	Net Asset Value	Total
Equities:
Equity securities	$1	$130	$300	$431
Long/short equity hedge funds	—	—	20	20
Private equity	—	—	112	112
	$1	$130	$432	$563
Fixed income:
Intermediate and long duration government/credit	$71	$57	$—	$128
Other	18	66	—	84
	$89	$123	$—	$212
Other investments:
Real estate	$—	$1	$54	$55
Discretionary and systematic macro hedge funds	—	—	40	40
Other	—	—	5	5
	$—	$1	$99	$100
Net plan assets(2)	$90	$254	$531	$875
(1)As of December 31, 2025, the total fair value of pension plans’ assets excludes a net receivable of $4, which represents securities purchased and sold but not yet settled plus interest and dividends earned on various investments.
(2)As of December 31, 2024, the total fair value of pension plans’ assets excludes a net receivable of $11, which represents securities purchased and sold but not yet settled plus interest and dividends earned on various investments.
Funding and Cash Flows
It is Howmet’s policy to fund amounts for pension plans sufficient to meet the minimum requirements set forth in the benefits laws and tax laws of the applicable country. Periodically, Howmet contributes additional amounts as deemed appropriate. In 2025 and 2024, cash contributions to Howmet’s pension plans were $70 and $79, respectively.
The contributions to the Company’s pension plans in 2026 are estimated to be $60 (all of which is for U.S. plans).
Benefit payments expected to be paid to pension and other postretirement benefit plans’ participants utilizing the current assumptions outlined above are as follows:

For the year ended December 31,	Pension benefits	Other post- retirement benefits
2026	$119	$5
2027	117	5
2028	117	4
2029	115	4
2030	119	4
2031 - 2035	541	18
Total	$1,128	$40
Defined Contribution Plans
Howmet sponsors savings and investment plans in various countries, primarily in the U.S. Howmet’s contributions and expenses related to these plans were $104, $92, and $82 in 2025, 2024, and 2023, respectively. U.S. employees may contribute a portion of their compensation to the plans, and Howmet matches a portion of these contributions in equivalent form of the investments elected by the employee. Additionally, for certain U.S. employees, Howmet makes a contribution of either a percentage of applicable eligible compensation or per hour worked. Contributions are made to the plans in accordance with plan documents.